TRADE AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 56,509,092	$ 46,355,352
Accrued liabilities	10,742,198	16,028,461
Financial liabilities	67,251,290	62,383,813
Allowance for warranties	5,249,932	2,752,398
Salaries and vacations payable	9,851,691	7,267,172
Deductions at source	1,876,512	1,384,223
Sales taxes payable	1,240,368	1,434,436
Deferred revenue and other deferred liabilities	25,399,221	634,971
Non-financial liabilities	43,617,724	13,473,200
Trade and other payables	$ 110,869,014	$ 75,857,013